SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Narrative - 10-K (Details) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024 USD ($) subsidiary	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($) segment subsidiary	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) segment	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Property, Plant and Equipment [Line Items]
Implicit price concession recorded as a reduction to patient and resident service revenue	$ 21,980	$ 11,336	$ 42,936	$ 22,411	$ 52,078	$ 33,927	$ 13,733
Estimated implicit price concessions	$ 59,201		$ 59,201		$ 42,171	33,988
Lease term (in years)	10 years		10 years		10 years
Advertising expense	$ 1,710	$ 1,758	$ 3,740	$ 3,573	$ 7,127	$ 5,414	$ 4,870
Number of subsidiaries exclusively operating under assisted living facilities | subsidiary	4		4
Number of reportable segments | segment			1		1
Accounts Receivable | Customer Concentration Risk | Medicare
Property, Plant and Equipment [Line Items]
Concentration risk (as in percent)			23.00%		20.00%	32.00%
Accounts Receivable | Customer Concentration Risk | Medicaid
Property, Plant and Equipment [Line Items]
Concentration risk (as in percent)			37.00%		36.00%	21.00%
Skilled Nursing Beds | Geographic Concentration Risk | CALIFORNIA
Property, Plant and Equipment [Line Items]
Concentration risk (as in percent)			64.00%		63.00%
Buildings and improvements
Property, Plant and Equipment [Line Items]
Useful life (in years)	30 years		30 years		30 years
Minimum
Property, Plant and Equipment [Line Items]
Renewal term (in years)	3 years		3 years		3 years
Minimum | Buildings and improvements
Property, Plant and Equipment [Line Items]
Useful life (in years)	5 years		5 years		5 years
Minimum | Leasehold improvements
Property, Plant and Equipment [Line Items]
Useful life (in years)	5 years		5 years		5 years
Minimum | Furniture, fixtures, and other
Property, Plant and Equipment [Line Items]
Useful life (in years)	3 years		3 years		3 years
Maximum
Property, Plant and Equipment [Line Items]
Renewal term (in years)	20 years		20 years		30 years
Renewal term (in years)					20 years
Maximum | Buildings and improvements
Property, Plant and Equipment [Line Items]
Useful life (in years)	40 years		40 years		40 years
Maximum | Leasehold improvements
Property, Plant and Equipment [Line Items]
Useful life (in years)	15 years		15 years		15 years
Maximum | Furniture, fixtures, and other
Property, Plant and Equipment [Line Items]
Useful life (in years)	15 years		15 years		15 years